Distribution Date:	08/12/25	COMM 2014-CCRE15 Mortgage Trust
Determination Date:	08/06/25
Next Distribution Date:	09/12/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Controlling Class	LibreMax Value Master Fund, Ltd.
Specially Serviced Loan Detail - Part 2	21	Representative
Modified Loan Detail	22		-
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591RAW0	1.218000%	45,918,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591RAX8	2.928000%	301,405,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591RAY6	3.595000%	64,708,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591RAZ3	3.796000%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12591RBA7	4.067130%	213,393,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12591RBC3	4.067130%	54,166,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.63%
B	12591RBD1	4.017130%	74,322,000.00	37,227,637.52	65,444.22	124,623.56	0.00	0.00	190,067.78	37,162,193.30	80.66%	17.25%
C	12591RBF6	4.067130%	41,569,000.00	41,569,000.00	0.00	140,888.78	0.00	0.00	140,888.78	41,569,000.00	59.03%	13.13%
D	12591RAE0	4.067130%	41,570,000.00	41,570,000.00	0.00	47,135.01	0.00	0.00	47,135.01	41,570,000.00	37.40%	9.00%
E	12591RAG5	3.567130%	21,414,000.00	21,414,000.00	0.00	0.00	0.00	0.00	0.00	21,414,000.00	26.26%	6.88%
F	12591RAJ9	4.000000%	21,415,000.00	21,415,000.00	0.00	0.00	0.00	0.00	0.00	21,415,000.00	15.11%	4.75%
G*	12591RAL4	4.000000%	47,868,704.00	29,041,056.39	0.00	0.00	0.00	0.00	0.00	29,041,056.39	0.00%	0.00%
V-1	12591RAP5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V-2	12591RAR1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591RAS9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591RAU4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,007,748,708.00	192,236,693.91	65,444.22	312,647.35	0.00	0.00	378,091.57	192,171,249.69

X-A	12591RBB5	4.067130%	759,590,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12591RAA8	0.015464%	157,461,000.00	120,366,637.52	0.00	1,551.15	0.00	0.00	1,551.15	120,301,193.30
X-C	12591RAC4	0.196106%	90,697,704.00	71,870,056.39	0.00	11,745.10	0.00	0.00	11,745.10	71,870,056.39
Notional SubTotal			1,007,748,704.00	192,236,693.91	0.00	13,296.25	0.00	0.00	13,296.25	192,171,249.69

Deal Distribution Total					65,444.22	325,943.60	0.00	0.00	391,387.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591RAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591RAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591RAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591RAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12591RBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12591RBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12591RBD1	500.89660558	0.88054977	1.67680579	0.00000000	0.00000000	0.00000000	0.00000000	2.55735556	500.01605581
C	12591RBF6	1,000.00000000	0.00000000	3.38927518	0.00000000	0.00000000	0.00000000	0.00000000	3.38927518	1,000.00000000
D	12591RAE0	1,000.00000000	0.00000000	1.13387082	2.25540438	2.25540438	0.00000000	0.00000000	1.13387082	1,000.00000000
E	12591RAG5	1,000.00000000	0.00000000	0.00000000	2.97260857	2.97260857	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12591RAJ9	1,000.00000000	0.00000000	0.00000000	3.33333318	6.58474807	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12591RAL4	606.68148421	0.00000000	0.00000000	2.02227159	56.34991079	0.00000000	0.00000000	0.00000000	606.68148421
V-1	12591RAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V-2	12591RAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591RAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591RAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591RBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12591RAA8	764.42190460	0.00000000	0.00985101	0.00000000	0.00000000	0.00000000	0.00000000	0.00985101	764.00628283
X-C	12591RAC4	792.41318380	0.00000000	0.12949721	0.00000000	0.00000000	0.00000000	0.00000000	0.12949721	792.41318380

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/25 - 07/30/25	30	0.00	124,623.56	0.00	124,623.56	0.00	0.00	0.00	124,623.56	0.00
C	07/01/25 - 07/30/25	30	0.00	140,888.78	0.00	140,888.78	0.00	0.00	0.00	140,888.78	0.00
D	07/01/25 - 07/30/25	30	0.00	140,892.17	0.00	140,892.17	93,757.16	0.00	0.00	47,135.01	93,757.16
E	07/01/25 - 07/30/25	30	0.00	63,655.44	0.00	63,655.44	63,655.44	0.00	0.00	0.00	63,655.44
F	07/01/25 - 07/30/25	30	69,629.05	71,383.33	0.00	71,383.33	71,383.33	0.00	0.00	0.00	141,012.38
G	07/01/25 - 07/30/25	30	2,600,593.68	96,803.52	0.00	96,803.52	96,803.52	0.00	0.00	0.00	2,697,397.20
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	07/01/25 - 07/30/25	30	0.00	1,551.15	0.00	1,551.15	0.00	0.00	0.00	1,551.15	0.00
X-C	07/01/25 - 07/30/25	30	0.00	11,745.10	0.00	11,745.10	0.00	0.00	0.00	11,745.10	0.00
V-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,670,222.73	651,543.05	0.00	651,543.05	325,599.45	0.00	0.00	325,943.60	2,995,822.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591RBC3	N/A	54,166,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	12591RBC3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591RBD1	4.017130%	74,322,000.00	37,227,637.52	65,444.22	124,623.56	0.00	0.00	190,067.78	37,162,193.30
B (PEZ)	12591RBD1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591RBF6	4.067130%	41,569,000.00	41,569,000.00	0.00	140,888.78	0.00	0.00	140,888.78	41,569,000.00
C (PEZ)	12591RBF6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			170,057,000.03	78,796,637.52	65,444.22	265,512.34	0.00	0.00	330,956.56	78,731,193.30

Exchangeable Certificate Details
PEZ	12591RBE9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	391,387.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	654,424.30	Master Servicing Fee	1,009.70
Interest Reductions due to Nonrecoverability Determination	(310,767.84)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	735.71
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	81.75
ARD Interest	0.00	Operating Advisor Fee	255.32
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	2,082.48
Total Interest Collected	343,656.46

Principal		Expenses/Reimbursements
Scheduled Principal	65,444.22	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,630.37
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	65,444.22	Total Expenses/Reimbursements	15,630.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	325,943.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	65,444.22
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	391,387.82
Total Funds Collected	409,100.68	Total Funds Distributed	409,100.67

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	192,236,693.91	192,236,693.91	Beginning Certificate Balance	192,236,693.91
(-) Scheduled Principal Collections	65,444.22	65,444.22	(-) Principal Distributions	65,444.22
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	192,171,249.69	192,171,249.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	193,910,259.41	193,910,259.41	Ending Certificate Balance	192,171,249.69
Ending Actual Collateral Balance	193,844,815.19	193,844,815.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.07%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.19 or less	3	167,240,645.92	87.03%	(46)	3.8025	0.907247
10,000,000 to 24,999,999		2	24,930,603.77	12.97%	(19)	5.1814	1.457245	1.20 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		1	31,076,570.64	16.17%	(19)	5.1100	0.470000	1.30 to 1.39	1	10,076,838.89	5.24%	(19)	5.2720	1.350000
40,000,000 to 69,999,999		1	62,528,767.24	32.54%	(19)	4.9220	0.980000	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
	70,000,000 or greater	1	73,635,308.04	38.32%	(80)	2.3000	1.030000	1.50 to 1.59	1	14,853,764.88	7.73%	(19)	5.1200	1.530000
	Totals	5	192,171,249.69	100.00%	(42)	3.9814	0.978599	1.60 to 1.69	0	0.00	0.00%	0	0.0000	0.000000
								1.70 to 1.79	0	0.00	0.00%	0	0.0000	0.000000
								1.80 to 1.89	0	0.00	0.00%	0	0.0000	0.000000
								1.90 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
								2.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	192,171,249.69	100.00%	(42)	3.9814	0.978599
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	31,076,570.64	16.17%	(19)	5.1100	0.470000
							Mixed Use	1	10,076,838.89	5.24%	(19)	5.2720	1.350000
Indiana	1	14,853,764.88	7.73%	(19)	5.1200	1.530000
							Office	2	93,605,337.88	48.71%	(19)	4.9844	0.810682
New York	3	146,240,914.17	76.10%	(50)	3.6259	1.030671
							Other	1	73,635,308.04	38.32%	(80)	2.3000	1.030000
Totals	5	192,171,249.69	100.00%	(42)	3.9814	0.978599
							Retail	1	14,853,764.88	7.73%	(19)	5.1200	1.530000

							Totals	5	192,171,249.69	100.00%	(42)	3.9814	0.978599

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.2499% or less	1	73,635,308.04	38.32%	(80)	2.3000	1.030000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	4	118,535,941.65	61.68%	(19)	5.0259	0.946668	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	192,171,249.69	100.00%	(42)	3.9814	0.978599	49 months or greater	5	192,171,249.69	100.00%	(42)	3.9814	0.978599
								Totals	5	192,171,249.69	100.00%	(42)	3.9814	0.978599
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	192,171,249.69	100.00%	(42)	3.9814	0.978599	Interest Only	1	73,635,308.04	38.32%	(80)	2.3000	1.030000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	192,171,249.69	100.00%	(42)	3.9814	0.978599	121 months or more	4	118,535,941.65	61.68%	(19)	5.0259	0.946668
								Totals	5	192,171,249.69	100.00%	(42)	3.9814	0.978599
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	83,712,146.93	43.56%	(73)	2.6578	1.068520			No outstanding loans in this group
	12 months or less	3	108,459,102.76	56.44%	(19)	5.0030	0.909195
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	192,171,249.69	100.00%	(42)	3.9814	0.978599
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	30306490	98	New York	NY	30/360	2.300%	141,134.34	0.00	0.00	12/06/18	12/06/26	--	73,635,308.04	73,635,308.04	07/06/25
4	30306494	OF	New York	NY	Actual/360	4.922%	0.00	0.00	0.00	N/A	01/06/24	--	62,528,767.24	62,528,767.24	09/06/24
6	30293155	OF	Los Angeles	CA	Actual/360	5.110%	137,033.52	65,444.22	0.00	N/A	01/06/24	01/06/26	31,142,014.86	31,076,570.64	08/06/25
15	30306473	RT	Clarksville	IN	Actual/360	5.120%	65,488.60	0.00	0.00	N/A	01/06/24	--	14,853,764.88	14,853,764.88	07/06/25
23	30293185	MU	Bronx	NY	Actual/360	5.272%	0.00	0.00	0.00	N/A	01/06/24	--	10,076,838.89	10,076,838.89	11/06/23
Totals							343,656.46	65,444.22	0.00				192,236,693.91	192,171,249.69
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	0.00	0.00	--	--	--	0.00	0.00	140,520.72	140,520.72	0.00	0.00
4	92,395.36	1,231,169.44	01/01/25	03/31/25	03/06/25	12,468,544.89	347,693.84	(942.27)	3,371,444.64	1,369,364.20	0.00
6	1,456,007.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,500,882.31	338,385.53	01/01/25	03/31/25	08/06/25	0.00	0.00	65,360.69	65,360.69	0.00	0.00
23	0.00	0.00	--	--	04/07/25	400,304.56	0.00	(325.40)	1,259,826.82	874,789.23	0.00
Totals	3,049,284.78	1,569,554.97				12,868,849.45	347,693.84	204,613.74	4,837,152.87	2,244,153.43	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,853,764.88	0	0.00	0	0.00	3.981373%	3.963782%	(42)
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.981757%	3.964167%	(41)
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.982730%	3.965139%	(40)
05/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.983629%	3.966038%	(39)
04/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.984589%	3.966999%	(38)
03/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	31,409,700.76	0	0.00	0	0.00	3.985477%	3.967887%	(37)
02/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.986562%	3.968972%	(36)
01/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.987691%	3.970097%	(35)
12/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.988813%	3.971215%	(34)
11/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.990005%	3.972403%	(33)
10/11/24	1	73,635,308.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.991112%	3.973506%	(32)
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,816,763.61	0	0.00	0	0.00	3.992074%	3.974465%	(31)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30306490	07/06/25	0	A	140,520.72	140,520.72	0.00	73,635,308.04
4	30306494	09/06/24	10	5	(942.27)	3,371,444.64	1,369,364.20	63,637,363.91	11/30/23	2
15	30306473	07/06/25	0	5	65,360.69	65,360.69	29,828.25	14,853,764.88	05/18/20	4
23	30293185	11/06/23	20	5	(325.40)	1,259,826.82	1,039,468.76	10,641,807.72	01/21/21	2	04/24/25
Totals					204,613.74	4,837,152.87	2,438,661.21	162,768,244.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		87,459,371	0	87,459,371		0
0 - 6 Months		31,076,571	31,076,571		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		73,635,308	73,635,308		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	192,171,250	119,565,644	0	0	72,605,606	0
Jul-25	192,236,694	104,777,323	0	0	87,459,371	0
Jun-25	192,421,762	104,846,891	0	0	87,574,870	0
May-25	192,593,098	104,911,744	0	0	87,681,354	0
Apr-25	192,776,689	104,980,742	0	0	87,795,946	0
Mar-25	192,946,505	105,045,009	0	0	87,901,496	0
Feb-25	193,154,717	105,122,343	0	0	88,032,374	0
Jan-25	193,361,072	105,185,989	0	0	88,175,083	0
Dec-24	193,566,535	120,103,121	0	0	73,463,414	0
Nov-24	193,785,706	120,170,688	0	0	73,615,018	0
Oct-24	193,989,332	46,598,173	73,635,308	0	73,755,851	0
Sep-24	194,169,733	120,263,494	0	0	73,906,239	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30306494	62,528,767.24	63,637,363.91	60,000,000.00	01/10/25	1,089,917.81	0.98000	03/31/25	01/06/24	221
15	30306473	14,853,764.88	14,853,764.88	21,800,000.00	06/01/25	295,648.78	1.53000	03/31/25	01/06/24	220
23	30293185	10,076,838.89	10,641,807.72	12,400,000.00	02/14/25	1,421,500.00	1.35000	11/03/13	01/06/24	160
Totals		87,459,371.01	89,132,936.51	94,200,000.00		2,807,066.59

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	30306494	OF	NY	11/30/23	2

Loan transferred to special servicing following borrower’s failure to make the 11/2023 debt service payment and its indication that it would not repay the loan by the 1/6/2024 maturity date. Lender filed a foreclosure complaint on 5/21/2024 and a receive r order was entered on 7/29/2024. Lender’s motion for summary judgment was granted and Lender is seeking the court’s confirmation of the referee’s report, however, settlement discussions with the borrower parties remain ongoing as of 7/30/2025.

15	30306473	RT	IN	05/18/20	4

Loan transferred for Imminent Monetary Default at the Borrower’s request as a result of the Covid-19 pandemic. Borrower and Lender entered into a Forbearance Agreement effective 9/22/2021. Borrower complied with the terms of the

Forbearance Agreement and all deferred amounts have been repaid. Borrower has submitted a request to terminate the JoAnn Fabric space and backfill with a Harbor Freight. Special Servicer executed an SNDA related to the request and is monitoring leasing activity at the Property. Borrower has executed an additional forbearance/extension agreement with a forbearance period ending in January 2025. Special Servicer approved a lease request for a tenant to backfill the vacant

Gordmans space. Borrower has requested an extension to their forbearance period. A forbearance agreement was executed on June 16, 2025. Special Servicer is monitoring the performance of the agreement.

23	30293185	MU	NY	01/21/21	2

The Loan transferred for Payment Default in September 2018. Multiple code violations at the Property were subsequently cured and the real estate tax abatement was reinstated. A notice of default was sent in February 2023. The loan defaulted at maturity in January 2024. Guarantor filed BK in SDNY and was subsequently dismissed. A foreclosure judgement has been granted by the Court and injunctive relief was ordered for receipt of rental revenue.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30306491	0.00	5.03496%	0.00	5.03496%	8	07/13/21	07/13/21	08/10/21
1	30306491	0.00	5.03496%	0.00	5.03496%	8	08/10/21	07/13/21	07/13/21
3	30306490	0.00	2.30000%	0.00	2.30000%	8	12/01/23	12/01/23	12/19/23
6	30293155	0.00	5.11000%	0.00	5.11000%	1	06/28/24	01/06/24	07/22/24
7	30306482	0.00	5.01750%	0.00	5.01750%	8	04/04/22	04/04/22	04/19/22
7	30306482	0.00	5.01750%	0.00	5.01750%	8	04/19/22	04/04/22	04/04/22
15	30306473	0.00	5.12000%	0.00	5.12000%	10	09/22/21	01/06/21	10/19/21
15	30306473	0.00	5.12000%	0.00	5.12000%	10	10/19/21	01/06/21	09/22/21
15	30306473	0.00	5.12000%	0.00	5.12000%	8	07/18/24	07/18/24	08/09/24
15	30306473	0.00	5.12000%	0.00	5.12000%	8	06/16/25	06/16/25	07/10/25
16	30306485	0.00	5.17900%	10,000,000.00	5.17900%	8	03/16/21	03/04/21	03/16/21
25	30293253	11,668,604.02	5.25000%	11,668,604.02	5.25000%	8	08/26/20	08/26/20	09/03/20
25	30293253	0.00	5.25000%	0.00	5.25000%	8	09/03/20	08/26/20	08/26/20
Totals		11,668,604.02		21,668,604.02
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30306483	11/15/21	23,716,522.11	37,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
16	30306485	12/12/23	14,088,687.62	29,000,000.00	1,348,288.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
20	30293177	01/12/18	11,988,075.14	6,125,000.00	5,776,179.29	1,019,115.88	5,776,179.29	4,757,063.41	7,231,011.73	0.00	204,317.37	7,026,694.36	49.83%
27	30293252	05/11/18	10,265,031.49	5,990,000.00	5,625,477.16	2,003,149.42	5,625,477.16	3,622,327.74	6,642,703.75	0.00	119,852.15	6,522,851.60	50.80%
32	30293281	03/11/22	6,858,652.48	7,600,000.00	4,231,599.07	2,736,451.02	4,231,599.07	1,495,148.05	5,363,504.43	0.00	85,402.62	5,278,101.81	58.64%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			66,916,968.84	85,715,000.00	16,981,544.10	5,758,716.32	15,633,255.52	9,874,539.20	19,237,219.91	0.00	409,572.14	18,827,647.77

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30306483	11/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	30306485	12/26/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	30293177	07/12/18	0.00	0.00	7,026,694.36	0.00	0.00	(204,317.37)	0.00	0.00	7,026,694.36
		01/12/18	0.00	0.00	7,231,011.73	0.00	0.00	7,231,011.73	0.00	0.00
27	30293252	07/10/20	0.00	0.00	6,522,851.60	0.00	0.00	135.00	0.00	0.00	6,522,851.60
		12/12/18	0.00	0.00	6,522,716.60	0.00	0.00	(119,987.15)	0.00	0.00
		05/11/18	0.00	0.00	6,642,703.75	0.00	0.00	6,642,703.75	0.00	0.00
32	30293281	03/12/25	0.00	0.00	5,278,101.81	0.00	0.00	(751.00)	0.00	0.00	5,278,101.81
		07/12/23	0.00	0.00	5,278,852.81	0.00	0.00	(84,651.62)	0.00	0.00
		03/11/22	0.00	0.00	5,363,504.43	0.00	0.00	5,363,504.43	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	18,827,647.77	0.00	0.00	18,827,647.77	0.00	0.00	18,827,647.77

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	13,461.05	0.00	0.00	0.00	0.00	265,021.23	0.00	0.00	0.00	0.00
23	0.00	0.00	2,169.32	0.00	0.00	0.00	0.00	45,746.61	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,630.37	0.00	0.00	0.00	0.00	310,767.84	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		326,398.21

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26